UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eos Partners, L.P.

Address:   320 Park Avenue

           New York, New York 10022




         Form 13F File Number:  28-04019


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian D. Young
           --------------------------------------------------
Title:     Manager of Eos General, L.L.C., its General Partner
           --------------------------------------------------
Phone:     (212) 8325800
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Brian D. Young             New York, New York         May 14, 2010
----------------------------   ------------------------  --------------------
       [Signature]                  [City, State]              [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   91
                                               -------------

Form 13F Information Table Value Total:             $224,051
                                               -------------
                                                 (thousands)


List of Other Included Managers:

NONE


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

       COLUMN 1                     COLUMN 2     COLUMN3  COLUMN 4       COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8

                                                            VALUE   SHRS OR          PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT SH/ PRN  CALL  DISCRETION MANAGERS   SOLE   SHARED NONE
-------------------------------------------------------- --------  -------- ------- ------ ---------- --------- ------- ------ ----
ADDUS HOMECARE CORP           COM               006739106  24,299  4,023,000 SH               SOLE            4,023,000
AEP INDS INC                  COM               001031103   1,618     62,201 SH               SOLE               62,201
AEROVIRONMENT INC             COM               008073108   1,762     67,500 SH               SOLE               67,500
AIRCASTLE LTD                 COM               G0129K104     488     51,500 SH               SOLE               51,500
ALTRIA GROUP INC              COM               02209S103     718     35,000 SH               SOLE               35,000
AMERICAN REPROGRAPHICS CO     COM               029263100     978    109,000 SH               SOLE              109,000
AMR CORP                      COM               001765106     303     33,300 SH               SOLE               33,300
APPLE INC                     COM               037833100   1,410      6,000 SH               SOLE                6,000
APTARGROUP INC                COM               038336103   1,181     30,000 SH               SOLE               30,000
ARDEA BIOSCIENCES INC         COM               03969P107     402     22,000 SH               SOLE               22,000
AUTOCHINA INTERNATIONAL LIMI  SHS               G06750106   3,196    110,220 SH               SOLE              110,220
B & G FOODS INC NEW           CL A              05508R106   2,934    280,000 SH               SOLE              280,000
BANK OF AMERICA CORPORATION   COM               060505104   1,607     90,000 SH               SOLE               90,000
BARCLAYS PLC                  ADR               06738E204     326     15,000 SH               SOLE               15,000
BERKSHIRE HATHAWAY INC DEL    CL B NEW          084670702   2,702     33,250 SH               SOLE               33,250
BMC SOFTWARE INC              COM               055921100   1,900     50,000 SH               SOLE               50,000
CABLEVISION SYS CORP          CL A NY CABLVS    12686C109   6,674    276,450 SH               SOLE              276,450
CELLDEX THERAPEUTICS INC NEW  COM               15117B103     522     85,000 SH               SOLE               85,000
CHIQUITA BRANDS INTL INC      COM               170032809     629     40,000 SH               SOLE               40,000
CISCO SYS INC                 COM               17275R102   2,343     90,000 SH               SOLE               90,000
CLEVELAND BIOLABS INC         COM               185860103   1,068    300,000 SH               SOLE              300,000
COCA COLA CO                  COM               191216100   1,375     25,000 SH               SOLE               25,000
COCA COLA ENTERPRISES INC     COM               191219104   1,588     57,400 SH               SOLE               57,400
COMCAST CORP NEW              CL A SPL          20030N200   6,569    365,530 SH               SOLE              365,530
CORRECTIONS CORP AMER NEW     COM NEW           22025Y407   2,189    110,200 SH               SOLE              110,200
COVIDIEN PLC                  SHS               G2554F105   1,370     27,250 SH               SOLE               27,250
COWEN GROUP INC NEW           CL A              223622101     142     25,000 SH               SOLE               25,000
CROWN HOLDINGS INC            COM               228368106   3,437    127,500 SH               SOLE              127,500
CVS CAREMARK CORPORATION      COM               126650100   3,290     90,000 SH               SOLE               90,000
DEVON ENERGY CORP NEW         COM               25179M103   3,222     50,000 SH               SOLE               50,000
DJSP ENTERPRISES INCORPORATE  SHS               G7982P104   1,342    115,528 SH               SOLE              115,528
DJSP ENTERPRISES INCORPORATE  *W EXP 08/11/201  G7982P120   2,035    317,000 SH               SOLE              317,000
EAGLE MATERIALS INC           COM               26969P108   1,078     40,630 SH               SOLE               40,630
ENTERCOM COMMUNICATIONS CORP  CL A              293639100   5,351    450,000 SH               SOLE              450,000
ENZON PHARMACEUTICALS INC     COM               293904108   2,297    225,615 SH               SOLE              225,615
FRESENIUS MED CARE AG&CO KGA  SPONSORED ADR     358029106   3,229     57,500 SH               SOLE               57,500
GENERAL ELECTRIC CO           COM               369604103     910     50,000 SH               SOLE               50,000
GLOBE SPECIALTY METALS INC    COM               37954N206   2,238    200,000 SH               SOLE              200,000
HOME DEPOT INC                COM               437076102     647     20,000 SH               SOLE               20,000
HSN INC                       COM               404303109   2,650     90,000 SH               SOLE               90,000
HURON CONSULTING GROUP INC    COM               447462102   1,320     65,000 SH               SOLE               65,000
ITT CORP NEW                  COM               450911102   4,021     75,000 SH               SOLE               75,000
JACOBS ENGR GROUP INC DEL     COM               469814107   1,582     35,000 SH               SOLE               35,000
JOHNSON & JOHNSON             COM               478160104   3,619     55,500 SH               SOLE               55,500
JPMORGAN CHASE & CO           COM               46625H100   6,111    136,550 SH               SOLE              136,550
LEAR CORP                     COM NEW           521865204   2,381     30,000 SH               SOLE               30,000
LEGGETT & PLATT INC           COM               524660107   1,407     65,000 SH               SOLE               65,000
LIBERTY GLOBAL INC            COM SER A         530555101   4,374    150,000 SH               SOLE              150,000
LIBERTY MEDIA CORP NEW        INT COM SER A     53071M104   4,980    325,500 SH               SOLE              325,500
LIBERTY MEDIA CORP NEW        LIB STAR COM A    53071M708   7,501    137,200 SH               SOLE              137,200
LOWES COS INC                 COM               548661107     970     40,000 SH               SOLE               40,000
MADISON SQUARE GARDEN INC     CL A              55826P100   1,521     70,000 SH               SOLE               70,000
MAIDEN HOLDINGS LTD           SHS               G5753U112     653     88,401 SH               SOLE               88,401
MCDONALDS CORP                COM               580135101   3,336     50,000 SH               SOLE               50,000
MEDIACOM COMMUNICATIONS CORP  CL A              58446K105   3,834    644,323 SH               SOLE              644,323
METALICO INC                  COM               591176102     329     55,000 SH               SOLE               55,000
MICROSOFT CORP                COM               594918104   5,379    183,665 SH               SOLE              183,665
MILLER HERMAN INC             COM               600544100   1,179     65,300 SH               SOLE               65,300
MORGAN STANLEY                COM NEW           617446448     439     15,000 SH               SOLE               15,000
NABI BIOPHARMACEUTICALS       COM               629519109     825    150,000 SH               SOLE              150,000
NEWS CORP                     CL B              65248E203     340     20,000 SH               SOLE               20,000
NUCOR CORP                    COM               670346105     908     20,000 SH               SOLE               20,000
OMNIAMERICAN BANCORP INC      COM               68216R107     824     71,500 SH               SOLE               71,500
OWENS CORNING NEW             COM               690742101   1,781     70,000 SH               SOLE               70,000
PACTIV CORP                   COM               695257105   3,462    137,500 SH               SOLE              137,500
PFIZER INC                    COM               717081103   3,859    225,000 SH               SOLE              225,000
PHARMERICA CORP               COM               71714F104     407     22,311 SH               SOLE               22,311
PHILIP MORRIS INTL INC        COM               718172109   6,650    127,500 SH               SOLE              127,500
PROSHARES TR                  PSHS ULTRA FINL   74347R743   6,790    100,000 SH               SOLE              100,000
RADIO ONE INC                 CL D NON VTG      75040P405   1,650    540,830 SH               SOLE              540,830
RELIANCE STEEL & ALUMINUM CO  COM               759509102   1,969     40,000 SH               SOLE               40,000
RESOURCES CONNECTION INC      COM               76122Q105     670     35,000 SH               SOLE               35,000
RETAIL VENTURES INC           COM               76128Y102   2,157    226,775 SH               SOLE              226,775
ROBERT HALF INTL INC          COM               770323103   2,130     70,000 SH               SOLE               70,000
ROYAL BK SCOTLAND GROUP PLC   SPON ADR SER H    780097879   2,002    103,976 SH               SOLE              103,976
ROYAL BK SCOTLAND GROUP PLC   SPON ADR F        780097804   1,778     86,980 SH               SOLE               86,980
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF S     780097739   1,137     86,474 SH               SOLE               86,474
RRI ENERGY INC                COM               74971X107   2,030    550,000 SH               SOLE              550,000
SCHNITZER STL INDS            CL A              806882106     788     15,000 SH               SOLE               15,000
SFN GROUP INC                 COM               784153108   3,172    396,000 SH               SOLE              396,000
TIME WARNER INC               COM NEW           887317303     208      6,667 SH               SOLE                6,667
TRANSOCEAN LTD                REG SHS           H8817H100   4,319     50,000 SH               SOLE               50,000
U S G CORP                    COM NEW           903293405     515     30,000 SH               SOLE               30,000
UNIVERSAL ELECTRS INC         COM               913483103     779     34,882 SH               SOLE               34,882
VIRGIN MEDIA INC              COM               92769L101   4,971    288,000 SH               SOLE              288,000
VODAFONE GROUP PLC            SPONS ADR NEW     92857W209     932     40,000 SH               SOLE               40,000
WAL MART STORES INC           COM               931142103   2,502     45,000 SH               SOLE               45,000
WALGREEN CO                   COM               931422109     927     25,000 SH               SOLE               25,000
WELLCARE HEALTH PLANS INC     COM               94946T106   4,416    148,203 SH               SOLE              148,203
XTO ENERGY INC                COM               98385X106   1,014     21,500 SH               SOLE               21,500
ZIMMER HLDGS INC              COM               98956P102   1,184     20,000 SH               SOLE               20,000
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